Goehring & Rozencwajg Investment Funds

110 Wall Street

New York, NY 10005-5991

October 3, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Goehring & Rozencwajg Investment Funds (the “Registrant” or “Fund”)

File Nos. 333-212686, 811-23177

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant effective September 28, 2018, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 4 (accession no. 0001398344-18-014203) on September 28, 2018.

Sincerely,

/s/Adam A. Rozencwajg
Adam A. Rozencwajg
President